360 FUNDS
420 LEXINGTON AVENUE
SUITE 601
NEW YORK, NY 10170

April 3, 2013

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	360 Funds (“Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus for the Snow Capital Funds and Statements of Additional Information for the Snow Capital Funds and the Stringer Growth Fund do not differ from those contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on March 27, 2013 and was declared effective on March 28, 2013.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990.

Sincerely,
360 Funds

/s/ David F. Ganley

David F. Ganley
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101